Foreign Corporate Notes (USD $)					12 Months Ended
	Dec. 31, 2012 Investment In Securities [Member]	Dec. 31, 2011 Investment In Securities [Member]	Dec. 31, 2012 Foreign [Member] Corporate Notes [Member]	Dec. 31, 2011 Foreign [Member] Corporate Notes [Member]	Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Automotive [Member] Zero Point Nine Seven Percent Volkswagen International Finance N.V. Maturing At 1-April-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Automotive [Member] Zero Point Nine Eight Percent Volkswagen International Finance N.V. Maturing At 1-April-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point One Three Percent Bank Of Montreal Maturing At 28-June-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Three Nine Percent Danske Bank As Maturing At 14-April-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Seven Two Percent Hsbc Bank Plc Maturing At 18-January-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Three Six Percent Ing Bank N.V. Maturing At 15-March-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Two Two Percent Kfw Bankengruppe Maturing At 17-June-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Zero Seven Percent National Australia Bank Ltd Maturing At 11-April-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Four Six Percent Rabobank Nederland Maturing At 4-February-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Four Nine Percent Toronto-Dominion Bank Maturing At 26-July-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Four Five Percent Canadian Natural Resources Ltd Maturing At 14-November-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Eight Eight Percent Shell International Finance B.V. Maturing At 25-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point Three Eight Percent Anz National (Int'l) Limited Maturing At 21-December-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Two Nine Percent Bnp Paribas Maturing At 10-January-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Seven Eight Percent Commonwealth Bank Of Australia Maturing At 29-June-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Two Nine Percent Commonwealth Bank Of Australia Maturing At 17-March-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Four Five Percent Danske Bank As Maturing At 14-April-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Eight Eight Percent Hsbc Bank Plc Maturing At 3-August-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Eight Percent Hsbc Bank Plc Maturing At 18-January-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Zero Three Percent Ing Bank N.V. Maturing At 13-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Six Percent Ing Bank N.V. Maturing At 15-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Two Nine Percent Kfw Bankengruppe Maturing At 17-June-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Seven Five Percent National Australia Bank Limited Maturing At 15-June-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point Three Five Percent National Australia Bank Limited Maturing At 16-November-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point One One Percent National Australia Bank Limited Maturing At 11-April-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Five Eight Percent Rabobank Nederland Maturing At 4-February-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Six Nine Percent Royal Bank Of Canada Maturing At 12-December-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Six Nine Percent Royal Bank Of Canada Maturing At 8-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point Six Three Percent Royal Bank Of Scotland Plc Maturing At 11-May-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Six Percent Toronto-Dominion Bank Maturing At 26-July-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Eight Nine Percent Toronto-Dominion Bank Maturing At 1-November-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Nine Percent Westpac Banking Corporation Maturing At 14-December-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Three One Percent Westpac Banking Corporation Maturing At 31-March-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Multinational [Member] Zero Point Three Three Percent International Finance Corporation Maturing At 1-August-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Five One Percent Sanofi Maturing At 28-March-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Six Two Percent Sanofi Maturing At 28-March-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] One Point Zero Three Percent Takeda Pharmaceutical Co Ltd Maturing At 17-March-2015 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Seven Seven Percent Sanofi Maturing At 28-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Eight Eight Percent Sanofi Maturing At 28-March-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] One Point Zero Seven Percent Teva Pharmaceutical Finance Iii Bv Maturing At 21-March-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Energy [Member] One Point Eight Eight Percent Shell International Finance B.V. Maturing At 25-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Energy [Member] Three Point One Three Percent Bp Capital Markets P.L.C. Maturing At 10-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Mining [Member] Five Point One Three Percent Bhp Billiton Finance (Usa) Limited Maturing At 29-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Telecommunication [Member] Zero Point Seven Nine Percent Vodafone Group Plc Maturing At 27-February-2012 [Member]
Face Value					$ 300,000		$ 450,000		$ 200,000		$ 225,000		$ 250,000		$ 450,000		$ 250,000		$ 225,000		$ 300,000		$ 270,000		$ 400,000		$ 225,000		$ 200,000		$ 450,000		$ 250,000		$ 450,000		$ 225,000		$ 100,000		$ 250,000		$ 300,000		$ 450,000		$ 250,000		$ 200,000		$ 100,000		$ 225,000		$ 300,000		$ 300,000		$ 250,000		$ 200,000		$ 270,000		$ 190,000		$ 100,000		$ 250,000		$ 200,000		$ 200,000		$ 210,000		$ 500,000		$ 550,000		$ 210,000		$ 450,000		$ 225,000		$ 425,000		$ 250,000		$ 175,000
Maturity Date					Apr. 01, 2014		Apr. 01, 2014		Jun. 28, 2013		Apr. 14, 2014		Jan. 18, 2013		Mar. 15, 2013		Jun. 17, 2013		Apr. 11, 2014		Feb. 04, 2013		Jul. 26, 2013		Nov. 14, 2014		Mar. 25, 2013		Dec. 21, 2012		Jan. 10, 2014		Jun. 29, 2012		Mar. 17, 2014		Apr. 14, 2014		Aug. 03, 2012		Jan. 18, 2013		Jan. 13, 2012		Mar. 15, 2013		Jun. 17, 2013		Jun. 15, 2012		Nov. 16, 2012		Apr. 11, 2014		Feb. 04, 2013		Dec. 12, 2012		Mar. 08, 2013		May 11, 2012		Jul. 26, 2013		Nov. 01, 2013		Dec. 14, 2012		Mar. 31, 2014		Aug. 01, 2013		Mar. 28, 2013		Mar. 28, 2014		Mar. 17, 2015		Mar. 28, 2013		Mar. 28, 2014		Mar. 21, 2014		Mar. 25, 2013		Mar. 10, 2012		Mar. 29, 2012		Feb. 27, 2012
Yield1					0.97%	[1]	0.98%	[1]	2.13%	[1]	1.39%	[1]	0.72%	[1]	1.36%	[1]	0.22%	[1]	1.07%	[1]	0.46%	[1]	0.49%	[1]	1.45%	[1]	1.88%	[1]	2.38%	[1]	1.29%	[1]	0.78%	[1]	1.29%	[1]	1.45%	[1]	0.88%	[1]	0.80%	[1]	1.03%	[1]	1.60%	[1]	0.29%	[1]	0.75%	[1]	2.35%	[1]	1.11%	[1]	0.58%	[1]	0.69%	[1]	0.69%	[1]	2.63%	[1]	0.60%	[1]	0.89%	[1]	1.90%	[1]	1.31%	[1]	0.33%	[1]	0.51%	[1]	0.62%	[1]	1.03%	[1]	0.77%	[1]	0.88%	[1]	1.07%	[1]	1.88%	[1]	3.13%	[1]	5.13%	[1]	0.79%	[1]
Fair Value	25,671,557	44,281,549	4,222,785	8,002,845	301,733		442,119		201,732		222,058		250,423		450,931		250,032		226,942		300,204		270,466		406,470		226,929		203,584		416,343		249,803		443,000		217,582		100,208		249,489		300,654		439,859		249,908		200,103		101,380		223,308		300,199		300,424		250,168		202,009		269,910		190,674		101,010		250,735		200,456		200,154		210,799		503,456		550,570		209,726		447,533		230,317		431,049		256,031		175,150
% of Partners' Capital (Net Asset Value)	51.34%	68.55%	8.44%	12.38%	0.60%		0.68%		0.40%		0.44%		0.50%		0.91%		0.50%		0.45%		0.60%		0.54%		0.81%		0.45%		0.31%		0.64%		0.39%		0.69%		0.34%		0.15%		0.39%		0.46%		0.68%		0.39%		0.31%		0.16%		0.35%		0.46%		0.46%		0.39%		0.31%		0.42%		0.29%		0.16%		0.39%		0.40%		0.40%		0.42%		1.02%		0.85%		0.32%		0.69%		0.36%		0.67%		0.40%		0.27%
Investment Owned, at Cost	$ 25,755,951	$ 44,804,700	$ 4,226,608	$ 8,097,611

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.